Cover	Sep. 09, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 09, 2021
Entity File Number	001-39644
Entity Registrant Name	RICE ACQUISITION CORP.
Entity Central Index Key	0001823766
Entity Tax Identification Number	85-2867266
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	102 East Main Street
Entity Address, Address Line Two	Second Story
Entity Address, City or Town	Carnegie
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15106
City Area Code	(713)
Local Phone Number	446-6259
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-half of one warrant
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-half of one warrant
Trading Symbol	RICE U
Security Exchange Name	NYSE
Shares of Class A common stock, par value $0.0001 per share, included as part of the units
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Shares of Class A common stock, par value $0.0001 per share, included as part of the units
Trading Symbol	RICE
Security Exchange Name	NYSE
Warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Warrants included as part of the units,
Trading Symbol	RICE WS
Security Exchange Name	NYSE